Organization and Business Description (Details) - USD ($)		2 Months Ended	12 Months Ended
		Dec. 31, 2022	Dec. 31, 2024	Dec. 31, 2023	Jul. 01, 2024	Feb. 27, 2024	Feb. 23, 2024
Organization and Business Description [Line Items]
Ordinary shares issued	[1]		46,595,743	41,000,000
Ordinary shares, par value (in Dollars per share)	[1]		$ 0.0001	$ 0.0001
Consideration amount (in Dollars)			$ 50,000,000
Escrow deposit shares			13,000,000
Net profit (in Dollars)		$ (186,839)	$ 40,500,319	$ 9,889,155
2024 audited net profit			(i) the quotient of (a) the 2024 Audited Net Profit divided by (b) $41,000,000, multiplied by (ii) 13,000,000 ordinary shares, rounded up to the nearest whole number, shall become immediately vested and be released from the escrow account to the Sellers, pro rata, and (Y) the remaining portion of the 13,000,000 ordinary shares shall be surrendered or otherwise delivered by the Sellers to PubCo, pro rata, for no consideration or nominal consideration and cancelled by PubCo.
Shares to be issued per share upon business combination			1
Earnout shares			13,000,000
Ordinary shares outstanding	[1]		33,595,743	41,000,000
Earnout shares			13,000,000
Capitalized offering cost (in Dollars)			$ (2,572,889)
Offering cost (in Dollars)			359,000
TOYO SinCo [Member]
Organization and Business Description [Line Items]
Consideration amount (in Dollars)			41,000,000
Net profit (in Dollars)			$ 41,000,000
Escrow Agreement [Member]
Organization and Business Description [Line Items]
Ordinary shares issued			41,000,000
Escrow deposit shares			13,000,000
PubCo Acquiring [Member]
Organization and Business Description [Line Items]
Business combination percentage			100.00%
SinCo Acquiring [Member]
Organization and Business Description [Line Items]
Business combination percentage			100.00%
SinCo [Member]
Organization and Business Description [Line Items]
Business combination percentage			100.00%
TOYO Solar [Member]
Organization and Business Description [Line Items]
Business combination percentage			100.00%
Business Combination with a SPAC [Member]
Organization and Business Description [Line Items]
Net profit (in Dollars)			$ 41,000,000
Excess amount of earnout (in Dollars)			$ 41,000,000
TOYO Solar [Member]
Organization and Business Description [Line Items]
Percentage of equity interests						100.00%
SinCo [Member]
Organization and Business Description [Line Items]
Percentage of equity interests						100.00%
PubCo [Member]
Organization and Business Description [Line Items]
Ordinary shares issued			13,000,000
Net profit (in Dollars)			$ 41,000,000
Common Stock [Member]
Organization and Business Description [Line Items]
Ordinary shares issued							41,000,000
Ordinary shares, par value (in Dollars per share)							$ 0.0001
Shares vested			13,000,000
Earnout shares			13,000,000
Ordinary shares outstanding					33,095,743
Earnout shares					13,000,000
Common Stock [Member] | PubCo [Member]
Organization and Business Description [Line Items]
Ordinary shares issued			46,095,743		46,095,743

[1]	The share information is presented on a retroactive basis to reflect the reorganization effected on February 27, 2024 (Note 1).